Not FDIC Insured May Lose Value No Bank Guarantee

Schedules of Investments
(unaudited)
Franklin Floating Rate Income Fund 2
Franklin Floating Rate Master Series 10
Notes to Schedules of Investments 26

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited), October 31, 2023
Franklin Floating Rate Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 1.2%
Hotels, Restaurants & Leisure 0.0%
†
a
24 Hour Fitness Worldwide, Inc. .......................... United States 88,077 $ 16,074
Machinery 1.2%
a
UTEX Industries, Inc. .................................. United States 32,616 2,071,116
Total Common Stocks (Cost $4,200,405) .......................................
2,087,190
Preferred Stocks 0.0%
†
Hotels, Restaurants & Leisure 0.0%
†
a
24 Hour Fitness Worldwide, Inc. .......................... United States 208,597 3,129
a
Total Preferred Stocks (Cost $281,502) .........................................
3,129
Warrants
Warrants 0.0%
†
Machinery 0.0%
†
a,b
UTEX Industries, Inc., 2/20/49 ............................ United States 2,796 5,229
Total Warrants (Cost $–) ......................................................
5,229
Principal
Amount
*
Corporate Bonds 1.3%
Commercial Services & Supplies 0.3%
c
GFL Environmental, Inc. , Senior Secured Note , 144A, 4.25% ,
6/01/25 ........................................... Canada 500,000 481,184
Diversified Consumer Services 0.3%
c
WW International, Inc. , Senior Secured Note , 144A, 4.5% , 4/15/29 United States 800,000 500,692
Entertainment 0.3%
c
Banijay Entertainment SASU , Senior Secured Note , 144A, 8.125% ,
5/01/29 ........................................... France 600,000 585,512
Passenger Airlines 0.4%
c
United Airlines, Inc. , Senior Secured Note , 144A, 4.375% , 4/15/26 . United States 800,000 742,887
Total Corporate Bonds (Cost $2,395,538) .......................................
2,310,275
Senior Floating Rate Interests 87.7%
Aerospace & Defense 4.6%
d,e
Alloy FinCo Ltd. , Term Loan, B , PIK, 14% , ( 3-month USD LIBOR +
0.5% ), 3/06/25 ...................................... United Kingdom 8,359,035 8,046,535
Air Freight & Logistics 0.9%
e
Rand Parent LLC , First Lien, CME Term Loan, B , 9.64% , ( 3-month
SOFR + 4.25% ), 3/17/30 .............................. United States 1,666,853 1,609,564
e
Automobile Components 3.6%
DexKo Global, Inc. , First Lien, Closing Date Term Loan , 9.402% ,
( 3-month SOFR + 3.75% ), 10/04/28 ...................... United States 690,026 661,956
First Brands Group LLC ,
First Lien, 2021 CME Term Loan, 10.881%, (6-month SOFR + 5%),
3/30/27 ........................................... United States 2,407,762 2,379,664
Second Lien, 2021 Term Loan, 14.381%, (6-month SOFR + 8.5%),
3/30/28 ........................................... United States 2,000,000 1,888,330
Highline Aftermarket Acquisition LLC , First Lien, Initial Term Loan ,
9.924% , ( 1-month SOFR + 4.5% ), 11/09/27 ................ United States 857,361 849,216

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
e
Automobile Components (continued)
TI Group Automotive Systems LLC , Refinancing U.S. Term Loan ,
8.689% , ( 1-month SOFR + 3.25% ), 12/16/26 ............... United States 572,217 $ 572,692
6,351,858
a a a a a a
Automobiles 0.8%
e
American Trailer World Corp. , First Lien, Initial CME Term Loan ,
9.174% , ( 1-month SOFR + 3.75% ), 3/03/28 ................ United States 1,461,435 1,378,623
e
Beverages 1.7%
City Brewing Co. LLC , First Lien, Closing Date Term Loan , 9.164% ,
( 3-month SOFR + 3.5% ), 4/05/28 ........................ United States 2,590,433 1,905,043
Triton Water Holdings, Inc. , First Lien, Initial Term Loan , 8.902% ,
( 3-month SOFR + 3.25% ), 3/31/28 ....................... United States 1,050,193 997,563
2,902,606
a a a a a a
Building Products 0.5%
e
Quikrete Holdings, Inc. , First Lien, Fourth Amendment CME Term
Loan , 8.189% , ( 1-month SOFR + 2.75% ), 3/19/29 ........... United States 797,319 797,861
e
Capital Markets 1.6%
Citadel Securities LP , CME Term Loan , 7.939% , ( 1-month SOFR +
2.5% ), 7/29/30 ...................................... United States 797,327 795,389
Edelman Financial Engines Center LLC (The) , First Lien, 2021 Initial
Term Loan , 8.931% , ( 1-month SOFR + 3.5% ), 4/07/28 ........ United States 483,714 476,130
Jane Street Group LLC , Dollar Term Loan , 8.189% , ( 1-month SOFR
+ 2.75% ), 1/26/28 ................................... United States 795,413 794,518
Osmosis Buyer Ltd. , 2022 Refinancing CME Term Loan, B , 9.082% ,
( 1-month SOFR + 3.75% ), 7/31/28 ....................... United Kingdom 807,400 793,364
2,859,401
a a a a a a
e
Chemicals 6.4%
Cyanco Intermediate 2 Corp. , Initial CME Term Loan , 10.074% ,
( 1-month SOFR + 4.75% ), 7/10/28 ....................... United States 1,717,931 1,712,030
Hexion Holdings Corp. ,
First Lien, Initial CME Term Loan, 10.033%, (3-month SOFR +
4.5%), 3/15/29 ...................................... United States 1,424,095 1,320,492
Second Lien, Initial CME Term Loan, 12.864%, (1-month SOFR +
7.438%), 3/15/30 .................................... United States 1,325,581 1,086,977
INEOS Styrolution Group GmbH , 2026 Dollar Term Loan, B , 8.189% ,
( 1-month SOFR + 2.75% ), 1/29/26 ....................... United Kingdom 788,779 777,542
INEOS US Finance LLC , 2027-II Dollar CME Term Loan , 9.174% ,
( 1-month SOFR + 3.75% ), 11/08/27 ...................... Luxembourg 1,573,461 1,558,985
LSF11 A5 Holdco LLC , Fourth Amendment Incremental CME Term
Loan, B , 9.674% , ( 1-month SOFR + 4.25% ), 10/15/28 ........ United States 1,235,000 1,213,777
Nouryon Finance BV , 2023 CME Term Loan , 9.419% , ( 1-month
SOFR + 4% ), 4/03/28 ................................. Netherlands 974,121 953,421
PMHC II, Inc. , Initial CME Term Loan, B , 9.807% , ( 3-month SOFR +
4.25% ), 4/23/29 ..................................... United States 2,059,519 1,874,378
SCIH Salt Holdings, Inc. , First Lien, Incremental Term Loan, B1 ,
9.439% , ( 1-month SOFR + 4% ), 3/16/27 .................. United States 795,121 785,683
11,283,285
a a a a a a
e
Commercial Services & Supplies 5.8%
Allied Universal Holdco LLC , Initial U.S. Dollar CME Term Loan ,
9.174% , ( 1-month SOFR + 3.75% ), 5/12/28 ................ United States 1,251,535 1,190,942
APX Group, Inc. , Initial Term Loan , 8.929% , ( 3-month SOFR +
2.25%; 3-month SOFR + 3.25% ), 7/10/28 .................. United States 1,005,694 1,006,011
CCI Buyer, Inc. , First Lien, Initial CME Term Loan , 9.39% , ( 3-month
SOFR + 4% ), 12/17/27 ................................ United States 1,633,495 1,601,168

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
e
Commercial Services & Supplies (continued)
Indicor LLC , First Lien, Initial Dollar CME Term Loan , 9.89% ,
( 3-month SOFR + 4.5% ), 11/22/29 ....................... United States 590,977 $ 590,448
Pitney Bowes, Inc. , Refinancing CME Term Loan, B , 9.439% ,
( 1-month SOFR + 4% ), 3/17/28 ......................... United States 4,259,289 4,083,593
Prime Security Services Borrower LLC , First Lien, 2023 Refinancing
CME Term Loan, B-1 , 7.832% , ( 1-month SOFR + 2.5% ), 10/13/30 United States 685,739 685,098
Spin Holdco, Inc. , Initial Term Loan , 9.664% , ( 3-month SOFR +
4% ), 3/04/28 ....................................... United States 1,050,000 903,236
10,060,496
a a a a a a
Communications Equipment 0.8%
e
CommScope, Inc. , Initial Term Loan , 8.689% , ( 1-month SOFR +
3.25% ), 4/06/26 ..................................... United States 1,663,677 1,431,453
Construction & Engineering 0.6%
e
USIC Holdings, Inc. , First Lien, Initial Term Loan , 8.931% , ( 1-month
SOFR + 3.5% ), 5/12/28 ............................... United States 1,061,236 1,027,245
Consumer Staples Distribution & Retail 2.7%
e
GNC Holdings, Inc. , Second Lien, Term Loan , 11.415% , ( 1-month
USD LIBOR + 6% ), 10/07/26 ........................... United States 5,258,028 4,793,586
e
Containers & Packaging 2.2%
Charter Next Generation, Inc. , First Lien, 2021 Initial Term Loan ,
9.189% , ( 1-month SOFR + 3.75% ), 12/01/27 ............... United States 789,749 770,649
Kleopatra Finco SARL , USD CME Term Loan, B , 10.476% , ( 6-month
SOFR + 4.725% ), 2/12/26 ............................. Luxembourg 2,751,985 2,607,506
Pactiv Evergreen, Inc. , U.S. CME Term Loan, B3 , 8.689% , ( 1-month
SOFR + 3.25% ), 9/24/28 .............................. United States 553,475 551,682
3,929,837
a a a a a a
Diversified Consumer Services 0.5%
e,f
WW International, Inc. , Initial Term Loan , 8.939% , ( 1-month SOFR +
3.5% ), 4/13/28 ...................................... United States 1,200,000 858,000
e
Diversified Telecommunication Services 2.3%
Altice France SA , USD CME Term Loan, B14 , 10.894% , ( 3-month
SOFR + 5.5% ), 8/15/28 ............................... France 494,235 440,178
Global Tel*Link Corp. , First Lien, CME Term Loan , 9.783% , ( 3-month
SOFR + 4.25% ), 11/29/25 ............................. United States 3,670,568 3,554,486
3,994,664
a a a a a a
Electrical Equipment 0.8%
e
AZZ, Inc. , Initial CME Term Loan , 9.074% , ( 1-month SOFR + 3.75% ),
5/13/29 ........................................... United States 1,387,775 1,390,502
Entertainment 0.5%
e
Playtika Holding Corp. , Term Loan, B1 , 8.189% , ( 1-month SOFR +
2.75% ), 3/13/28 ..................................... United States 821,550 798,350
e
Financial Services 1.3%
Mercury Borrower, Inc. , Second Lien, Initial CME Term Loan ,
12.176% , ( 3-month SOFR + 6.5% ), 8/02/29 ................ United States 500,000 478,752
Red Planet Borrower LLC , Initial CME Term Loan , 9.174% , ( 1-month
SOFR + 3.75% ), 10/02/28 ............................. United States 834,491 780,992
Verscend Holding Corp. , Term Loan, B1 , 9.439% , ( 1-month SOFR +
4% ), 8/27/25 ....................................... United States 1,070,441 1,071,222
2,330,966
a a a a a a

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
Ground Transportation 0.6%
e
Avis Budget Car Rental LLC , CME Term Loan, C , 8.924% , ( 1-month
SOFR + 3.5% ), 3/16/29 ............................... United States 1,069,760 $ 1,072,210
e
Health Care Equipment & Supplies 0.8%
Medline Borrower LP , Initial Dollar Term Loan , 8.689% , ( 1-month
SOFR + 3.25% ), 10/23/28 ............................. United States 749,518 745,538
US Radiology Specialists, Inc. (US Outpatient Imaging Services,
Inc.) , Closing Date Term Loan , 10.74% , ( 3-month SOFR + 5.25% ),
12/15/27 .......................................... United States 744,450 705,367
1,450,905
a a a a a a
e
Health Care Providers & Services 6.8%
ADMI Corp. , Amendment No. 4 Refinancing Term Loan , 8.814% ,
( 1-month SOFR + 3.375% ), 12/23/27 ..................... United States 1,971,334 1,775,442
Charlotte Buyer, Inc. , First Lien, Initial CME Term Loan, B , 10.591% ,
( 1-month SOFR + 5.25% ), 2/11/28 ....................... United States 1,227,285 1,215,675
CNT Holdings I Corp. , First Lien, Initial CME Term Loan , 8.926% ,
( 3-month SOFR + 3.5% ), 11/08/27 ....................... United States 523,858 521,935
Medical Solutions Holdings, Inc. , First Lien, Initial Term Loan ,
8.772% , ( 3-month SOFR + 3.25% ), 11/01/28 ............... United States 1,269,366 1,186,660
MPH Acquisition Holdings LLC , Initial Term Loan , 9.916% , ( 3-month
SOFR + 4.25% ), 9/01/28 .............................. United States 1,112,317 1,034,994
National Mentor Holdings, Inc. , Second Lien, Initial CME Term Loan ,
12.74% , ( 3-month SOFR + 7.25% ), 3/02/29 ................ United States 2,000,000 1,440,000
Pacific Dental Services LLC , Term Loan , 8.94% , ( 1-month SOFR +
3.5% ), 5/05/28 ...................................... United States 796,444 793,705
Radiology Partners, Inc. , First Lien, CME Term Loan, B , 10.179% ,
( 6-month SOFR + 4.25% ), 7/09/25 ....................... United States 2,076,386 1,556,770
U.S. Anesthesia Partners, Inc. , First Lien, Initial Term Loan , 9.679% ,
( 1-month SOFR + 4.25% ), 10/01/28 ...................... United States 1,933,412 1,686,632
Waystar Technologies, Inc. , First Lien, Initial Term Loan , 9.439% ,
( 1-month SOFR + 4% ), 10/22/26 ........................ United States 696,772 697,971
11,909,784
a a a a a a
e
Hotels, Restaurants & Leisure 4.6%
d
24 Hour Fitness Worldwide, Inc. , Tranche 1 Term Loan , PIK,
10.652% , ( 3-month SOFR + 5% ), 12/29/25 ................. United States 4,416,947 1,392,381
Bally's Corp. , Term Loan, B , 8.927% , ( 3-month SOFR + 3.25% ),
10/02/28 .......................................... United States 3,352,958 3,123,650
Dave & Buster's, Inc. , 2023 CME Term Loan, B , 9.188% , ( 1-month
SOFR + 3.75% ), 6/29/29 .............................. United States 811,394 811,479
Hilton Grand Vacations Borrower LLC , Initial Term Loan , 8.189% ,
( 1-month SOFR + 2.75% ), 8/02/28 ....................... United States 713,819 714,601
Ontario Gaming GTA LP , CME Term Loan, B , 9.64% , ( 3-month SOFR
+ 4.25% ), 8/01/30 ................................... Canada 394,178 394,178
Raptor Acquisition Corp. , First Lien, Term Loan, B , 9.658% , ( 3-month
SOFR + 4% ), 11/01/26 ................................ United States 1,063,952 1,064,712
Scientific Games Holdings LP , First Lien, Initial Dollar CME Term
Loan , 8.914% , ( 3-month SOFR + 3.5% ), 4/04/29 ............ United States 550,619 542,294
8,043,295
a a a a a a
Household Durables 0.2%
e
Hunter Douglas Holding BV , CME Term Loan, B1 , 8.891% , ( 3-month
SOFR + 3.5% ), 2/26/29 ............................... Netherlands 396,477 375,169
e
Insurance 5.0%
Acrisure LLC ,
First Lien, 2021-1 Additional Term Loan, 9.189%, (1-month USD
LIBOR + 3.75%), 2/15/27 .............................. United States 811,776 800,005

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
e
Insurance (continued)
Acrisure LLC, (continued)
First Lien, 2021-2 Additional Term Loan, 9.689%, (1-month USD
LIBOR + 4.25%), 2/15/27 .............................. United States 554,293 $ 551,982
Alliant Holdings Intermediate LLC , New Term Loan, B4 , 8.939% ,
( 1-month USD LIBOR + 3.5% ), 11/05/27 .................. United States 581,663 580,363
AssuredPartners, Inc. ,
2020 CME Term Loan, 8.824%, (1-month SOFR + 3.5%), 2/12/27 United States 1,075,047 1,066,984
2021 Term Loan, 8.939%, (1-month SOFR + 3.5%), 2/12/27 .... United States 691,516 686,115
2022-2 CME Term Loan, 9.566%, (1-month SOFR + 4.25%),
2/12/27 ........................................... United States 677,368 675,814
Asurion LLC ,
New CME Term Loan, B10, 9.424%, (1-month SOFR + 4%),
8/19/28 ........................................... United States 470,250 449,775
New CME Term Loan, B11, 9.674%, (1-month SOFR + 4.25%),
8/19/28 ........................................... United States 171,552 164,208
Second Lien, New Term Loan, B4, 10.689%, (1-month SOFR +
5.25%), 1/20/29 ..................................... United States 4,470,140 3,836,744
8,811,990
a a a a a a
e
IT Services 9.1%
Aventiv Technologies LLC ,
First Lien, Initial Term Loan, 10.231%, (3-month USD LIBOR +
4.5%), 11/01/24 ..................................... United States 5,397,785 4,638,317
Second Lien, Initial Term Loan, 13.981%, (3-month USD LIBOR +
8.25%), 11/01/25 .................................... United States 11,037,961 7,917,750
Gainwell Acquisition Corp. , First Lien, Term Loan, B , 9.49% ,
( 3-month SOFR + 4% ), 10/01/27 ........................ United States 1,629,480 1,561,587
Peraton Corp. , First Lien, Term Loan, B , 9.174% , ( 1-month SOFR +
3.75% ), 2/01/28 ..................................... United States 428,701 421,401
Thrasio LLC , Initial Term Loan , 12.652% , ( 3-month SOFR + 7% ),
12/18/26 .......................................... United States 2,204,774 1,389,007
15,928,062
a a a a a a
Leisure Products 0.1%
e
Hercules Achievement, Inc. (Varsity Brands Holding Co., Inc.) , First
Lien, Initial Term Loan , 8.939% , ( 1-month SOFR + 3.5% ), 12/16/24 United States 187,372 185,568
Machinery 0.6%
e
TK Elevator Midco GmbH , USD Term Loan, B1 , 9.381% , ( 6-month
SOFR + 3.5% ), 7/30/27 ............................... Germany 986,986 981,562
e
Media 4.1%
Cengage Learning, Inc. , First Lien, Term Loan, B , 10.405% , ( 3-month
SOFR + 4.75% ), 7/14/26 .............................. United States 1,133,847 1,123,348
CSC Holdings LLC , 2022 Refinancing CME Term Loan , 9.835% ,
( 1-month SOFR + 4.5% ), 1/18/28 ........................ United States 1,287,643 1,205,285
Gray Television, Inc. , Term Loan, D , 8.429% , ( 1-month SOFR + 3% ),
12/01/28 .......................................... United States 1,526,266 1,467,413
McGraw-Hill Education, Inc. , Initial CME Term Loan , 10.189% ,
( 1-month SOFR + 4.75% ), 7/28/28 ....................... United States 785,306 745,900
Radiate Holdco LLC , Amendment No. 6 Term Loan, B , 8.689% ,
( 1-month SOFR + 3.25% ), 9/25/26 ....................... United States 793,126 658,446
Univision Communications, Inc. , First Lien, 2021 Replacement
Converted Term Loan , 8.689% , ( 1-month SOFR + 3.25% ), 3/15/26 United States 1,266,094 1,257,915
Virgin Media Bristol LLC , Term Loan, Q , 8.699% , ( 1-month SOFR +
3.25% ), 1/31/29 ..................................... United States 756,664 743,188
7,201,495
a a a a a a

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
Metals & Mining 0.3%
e
Arsenal AIC Parent LLC , CME Term Loan, B , 9.879% , ( 3-month
SOFR + 4.5% ), 8/18/30 ............................... United States 462,574 $ 462,162
e
Passenger Airlines 1.4%
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.) , Initial Term
Loan , 10.427% , ( 3-month SOFR + 4.75% ), 4/20/28 .......... United States 790,948 803,306
Air Canada , Term Loan , 9.128% , ( 3-month SOFR + 3.5% ), 8/11/28
Canada 862,259 862,475
United Airlines, Inc. , Term Loan, B , 9.189% , ( 1-month SOFR +
3.75% ), 4/21/28 ..................................... United States 826,052 825,535
2,491,316
a a a a a a
Personal Care Products 0.5%
e
Sunshine Luxembourg VII SARL , Term Loan, B3 , 9.24% , ( 3-month
USD LIBOR + 3.75% ), 10/01/26 ......................... Luxembourg 780,450 780,286
e
Pharmaceuticals 1.5%
Grifols Worldwide Operations Ltd. , Dollar Tranche Term Loan, B ,
7.424% , ( 1-month SOFR + 2% ), 11/15/27 .................. Spain 600,000 584,850
Jazz Pharmaceuticals plc , Initial Dollar Term Loan , 8.939% , ( 1-month
SOFR + 3.5% ), 5/05/28 ............................... United States 1,228,343 1,229,363
Organon & Co. , Dollar Term Loan , 8.45% , ( 1-month SOFR + 3% ),
6/02/28 ........................................... United States 783,958 783,370
2,597,583
a a a a a a
Semiconductors & Semiconductor Equipment 0.6%
e
MKS Instruments, Inc. , 2023-1 Dollar CME Term Loan, B , 7.819% ,
( 1-month SOFR + 2.5% ), 8/17/29 ........................ United States 1,127,278 1,121,642
e
Software 6.5%
Atlas Purchaser, Inc. , First Lien, Initial Term Loan , 10.879% ,
( 1-month SOFR + 5.25% ), 5/08/28 ....................... United States 1,407,453 997,680
DCert Buyer, Inc. ,
First Lien, Initial CME Term Loan, 9.324%, (1-month SOFR + 4%),
10/16/26 .......................................... United States 703,460 692,029
Second Lien, First Amendment Refinancing Term Loan, 12.324%,
(1-month SOFR + 7%), 2/19/29 ......................... United States 1,180,457 1,064,383
Genesys Cloud Services Holdings I LLC , 2020 Initial Dollar CME
Term Loan , 9.431% , ( 1-month SOFR + 4% ), 12/01/27 ........ United States 1,166,275 1,166,678
Idera, Inc. , First Lien, CME Term Loan, B1 , 9.272% , ( 3-month SOFR
+ 3.75% ), 3/02/28 ................................... United States 1,123,014 1,103,366
Ivanti Software, Inc. ,
First Lien, 2021 Specified Refinancing Term Loan, 9.907%,
(3-month SOFR + 4.25%), 12/01/27 ...................... United States 2,147,534 1,915,332
First Lien, First Amendment Term Loan, 9.668%, (3-month SOFR +
4%), 12/01/27 ...................................... United States 245,341 217,127
McAfee Corp. , CME Term Loan, B1 , 9.165% , ( 1-month SOFR +
3.75% ), 3/01/29 ..................................... United States 1,251,416 1,200,089
Polaris Newco LLC , First Lien, Dollar Term Loan , 9.439% , ( 1-month
SOFR + 4% ), 6/02/28 ................................. United States 881,938 834,534
Quest Software US Holdings, Inc. , First Lien, Initial CME Term Loan ,
9.783% , ( 3-month SOFR + 4.25% ), 2/01/29 ................ United States 1,717,041 1,364,618
Rocket Software, Inc. , Extended Dollar CME Term Loan , 10.074% ,
( 1-month SOFR + 4.75% ), 11/28/28 ...................... United States 804,517 790,538
11,346,374
a a a a a a
e
Specialty Retail 4.1%
Evergreen AcqCo 1 LP , Initial CME Term Loan , 10.902% , ( 3-month
SOFR + 5.25% ), 4/26/28 .............................. United States 834,648 836,998

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
e
Specialty Retail (continued)
Great Outdoors Group LLC , Term Loan, B2 , 9.402% , ( 3-month
SOFR + 3.75% ), 3/06/28 .............................. United States 875,811 $ 870,793
Michaels Cos., Inc. (The) , Term Loan, B , 9.902% , ( 3-month SOFR +
4.25% ), 4/15/28 ..................................... United States 1,154,459 967,501
Park River Holdings, Inc. , First Lien, Initial Term Loan , 8.907% ,
( 3-month SOFR + 3.25% ), 12/28/27 ...................... United States 447,279 424,000
RealTruck Group, Inc. , Initial Term Loan , 9.189% , ( 1-month SOFR +
3.75% ), 1/31/28 ..................................... United States 1,223,524 1,171,016
Restoration Hardware, Inc. , 2022 Incremental CME Term Loan ,
8.674% , ( 1-month SOFR + 3.25% ), 10/20/28 ............... United States 1,675,519 1,588,392
Staples, Inc. , 2019 Refinancing New Term Loan, B1 , 10.634% ,
( 3-month USD LIBOR + 5% ), 4/16/26 ..................... United States 1,066,750 919,794
White Cap Supply Holdings LLC , Initial Closing Date CME Term
Loan , 9.074% , ( 1-month SOFR + 3.75% ), 10/19/27 .......... United States 417,419 415,380
7,193,874
a a a a a a
Technology Hardware, Storage & Peripherals 1.2%
e
Magenta Buyer LLC , First Lien, Initial Term Loan , 10.631% , ( 3-month
SOFR + 5% ), 7/27/28 ................................. United States 2,938,736 2,085,591
e
Textiles, Apparel & Luxury Goods 0.7%
Hanesbrands, Inc. , Initial CME Term Loan, B , 9.074% , ( 1-month
SOFR + 3.75% ), 3/08/30 .............................. United States 794,254 785,319
Tory Burch LLC , Initial Term Loan, B , 8.689% , ( 1-month SOFR +
3.25% ), 4/16/28 ..................................... United States 432,802 425,409
1,210,728
a a a a a a
e
Transportation Infrastructure 1.4%
First Student Bidco, Inc. ,
Initial Term Loan, B, 8.652%, (3-month SOFR + 3%), 7/21/28 ... United States 991,929 962,945
Initial Term Loan, C, 8.652%, (3-month SOFR + 3%), 7/21/28 ... United States 372,792 361,899
LaserShip, Inc. , First Lien, Initial Term Loan , 10.396% , ( 6-month
SOFR + 4.5% ), 5/07/28 ............................... United States 1,326,299 1,193,669
2,518,513
a a a a a a
Total Senior Floating Rate Interests (Cost $165,621,897) .........................
153,612,941
Shares
a
Escrows and Litigation Trusts 0.0%
a,b,g
Onsite Rental Group Operations Pty. Ltd., Escrow Account ...... Australia 7,733,610 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $172,499,342) ...............................
158,018,764
a

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 29 .
Short Term Investments 7.2%
a a
Country Shares
a
Value
a a a
Money Market Funds 7.2%
h,i
Institutional Fiduciary Trust - Money Market Portfolio, 5.035% .... United States 12,580,001 $ 12,580,001
Total Money Market Funds (Cost $12,580,001) ..................................
12,580,001
Total Short Term Investments (Cost $12,580,001 ) ................................
12,580,001
a
Total Investments (Cost $185,079,343) 97.4% ...................................
$170,598,765
Other Assets, less Liabilities 2.6% .............................................
4,541,104
Net Assets 100.0% ...........................................................
$175,139,869
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2023, the aggregate value of these securities was $2,310,275, representing 1.3% of net assets.
d
Income may be received in additional securities and/or cash.
e
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
f
A portion or all of the security purchased on a delayed delivery basis.
g
See Note 3 regarding holdings of 5% voting securities.
h
See Note 5 regarding investments in affiliated management investment companies.
i
The rate shown is the annualized seven-day effective yield at period end.

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited), October 31, 2023
Franklin Floating Rate Master Series
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares a Value
% of Net
Assets
a
Common Stocks
Industrial Machinery & Supplies & Components
a
UTEX Industries, Inc. .......................... United States 120,386 $ 7,644,511 1.83
a
Leisure Facilities
a
24 Hour Fitness Worldwide, Inc. .................. United States 104,009 18,982 0.00
†
a
Oil & Gas Exploration & Production
Quarternorth Energy Holding, Inc. ................. United States 111,779 15,099,498 3.62
Total Common Stocks (Cost $23,022,810) ...............................
22,762,991 5.45
Management Investment Companies
Asset Management & Custody Banks
b
Franklin Senior Loan ETF ....................... United States 281,166 6,742,361 1.62
Invesco Senior Loan ETF ....................... United States 185,186 3,851,869 0.92
10,594,230 2.54
Total Management Investment Companies (Cost $11,124,055) .............
10,594,230 2.54
Preferred Stocks
Leisure Facilities
a
24 Hour Fitness Worldwide, Inc. .................. United States 246,320 3,695 0.00
†
a
Total Preferred Stocks (Cost $332,425) ..................................
3,695 0.00
†
Warrants
a a a a a
Warrants
Industrial Machinery & Supplies & Components
a,c
UTEX Industries, Inc. , 2/20/49 .................... United States 321 600 0.00
†
Total Warrants (Cost $–) ...............................................
600 0.00
†
Principal
Amount
*
a
Corporate Bonds
Air Freight & Logistics
d
Rand Parent LLC, Senior Secured Note, 144A, 8.5%,
2/15/30 ................................... United States 1,450,000 1,325,497 0.32
Broadcasting
d
Univision Communications, Inc., Senior Secured Note,
144A, 5.125%, 2/15/25 ........................ United States 280,000 273,700 0.07
Cable & Satellite
d
Directv Financing LLC / Directv Financing Co-Obligor,
Inc., Senior Secured Note, 144A, 5.875%, 8/15/27 ... United States 1,100,000 964,887 0.23
d
Radiate Holdco LLC / Radiate Finance, Inc., Senior
Secured Note, 144A, 4.5%, 9/15/26 .............. United States 600,000 459,344 0.11
1,424,231 0.34
Cargo Ground Transportation
d
First Student Bidco, Inc. / First Transit Parent, Inc., Senior
Secured Note, 144A, 4%, 7/31/29 ............... United States 500,000 403,080 0.10
Casinos & Gaming
d
International Game Technology plc, Senior Secured Note,
144A, 5.25%, 1/15/29 ......................... United States 400,000 364,316 0.09
Construction Materials
d
Cemex SAB de CV, Senior Bond, 144A, 5.2%, 9/17/30 . Mexico 750,000 680,252 0.16

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Corporate Bonds
(continued)
Diversified Chemicals
d
SCIH Salt Holdings, Inc., Senior Secured Note, 144A,
4.875%, 5/01/28 ............................. United States 1,100,000 $ 951,073 0.23
Environmental & Facilities Services
d
GFL Environmental, Inc., Senior Secured Note, 144A,
3.5%, 9/01/28 .............................. Canada 900,000 771,651 0.19
Health Care Services
d
MPH Acquisition Holdings LLC, Senior Secured Note,
144A, 5.5%, 9/01/28 ......................... United States 453,000 385,569 0.09
d
RP Escrow Issuer LLC, Senior Secured Note, 144A,
5.25%, 12/15/25 ............................. United States 1,450,000 1,034,677 0.25
1,420,246 0.34
Health Care Supplies
d
Bausch & Lomb Escrow Corp., Senior Secured Note,
144A, 8.375%, 10/01/28 ....................... United States 320,000 318,240 0.08
Independent Power Producers & Energy Traders
d
Calpine Corp., Senior Secured Note, 144A, 4.5%, 2/15/28 United States 1,100,000 992,891 0.24
Integrated Telecommunication Services
d
Altice France SA ,
Senior Secured Note, 144A, 5.125%, 7/15/29 ....... France 800,000 548,277 0.13
Senior Secured Note, 144A, 5.5%, 10/15/29 ........ France 1,270,000 874,580 0.21
1,422,857 0.34
Investment Banking & Brokerage
d
Jane Street Group / JSG Finance, Inc., Senior Secured
Note, 144A, 4.5%, 11/15/29 .................... United States 800,000 682,620 0.16
Metal, Glass & Plastic Containers
d
Ardagh Packaging Finance plc / Ardagh Holdings USA,
Inc., Senior Secured Note, 144A, 4.125%, 8/15/26 ... United States 900,000 795,168 0.19
Movies & Entertainment
d
Banijay Entertainment SASU, Senior Secured Note,
144A, 8.125%, 5/01/29 ........................ France 600,000 585,512 0.14
Multi-line Insurance
d
Acrisure LLC / Acrisure Finance, Inc., Senior Secured
Note, 144A, 4.25%, 2/15/29 .................... United States 529,400 434,695 0.10
Oil & Gas Storage & Transportation
Cheniere Energy, Inc., Senior Secured Note, 4.625%,
10/15/28 .................................. United States 450,000 411,563 0.10
Paper & Plastic Packaging Products & Materials
d
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen
Group Issuer, Inc., Senior Secured Note, 144A,
4.375%, 10/15/28 ............................ United States 375,000 319,434 0.07
d
Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen
Group Issuer LLC, Senior Secured Note, 144A, 4%,
10/15/27 .................................. United States 800,000 698,919 0.17
1,018,353 0.24
Passenger Airlines
d
American Airlines, Inc. / AAdvantage Loyalty IP Ltd.,
Senior Secured Note, 144A, 5.5%, 4/20/26 ......... United States 824,415 802,513 0.19
d
Delta Air Lines, Inc. / SkyMiles IP Ltd., Senior Secured
Note, 144A, 4.5%, 10/20/25 .................... United States 834,000 810,810 0.19

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Corporate Bonds
(continued)
Passenger Airlines (continued)
d
United Airlines, Inc., Senior Secured Note, 144A, 4.375%,
4/15/26 ................................... United States 1,165,000 $ 1,081,830 0.26
2,695,153 0.64
Personal Care Products
d
Coty, Inc., Senior Secured Note, 144A, 5%, 4/15/26 .... United States 750,000 717,326 0.17
Security & Alarm Services
d
Allied Universal Holdco LLC / Allied Universal Finance
Corp., Senior Secured Note, 144A, 6.625%, 7/15/26 .. United States 1,400,000 1,312,255 0.31
Specialized Consumer Services
d
WW International, Inc., Senior Secured Note, 144A,
4.5%, 4/15/29 .............................. United States 1,892,000 1,184,137 0.28
Wireless Telecommunication Services
d
Vmed O2 UK Financing I plc, Senior Secured Bond,
144A, 4.25%, 1/31/31 ......................... United Kingdom 360,000 283,508 0.07
Total Corporate Bonds (Cost $22,850,012) ...............................
20,468,324 4.90
Senior Floating Rate Interests
e
Advertising
Clear Channel Outdoor Holdings, Inc. , Term Loan, B ,
9.145% , ( 3-month SOFR + 3.5% ), 8/21/26 ......... United States 87,032 83,805 0.02
MH Sub I LLC (Micro Holding Corp.) ,
First Lien, 2020 June New Term Loan, 9.189%,
(1-month SOFR + 3.75%), 9/13/24 ............... United States 175,309 175,584 0.04
First Lien, 2023 May Incremental CME Term Loan,
9.574%, (1-month SOFR + 4.25%), 5/03/28 ........ United States 1,197,167 1,146,036 0.28
1,405,425 0.34
a a a a a a
e
Aerospace & Defense
f
Alloy FinCo Ltd. , Term Loan, B , PIK, 14% , ( 3-month USD
LIBOR + 0.5% ), 3/06/25 ....................... United Kingdom 4,935,645 4,747,671 1.14
Dynasty Acquisition Co., Inc. ,
2023 Specified Refinancing CME Term Loan, B-1,
9.324%, (1-month SOFR + 4%), 8/24/28 .......... United States 339,689 336,207 0.08
2023 Specified Refinancing CME Term Loan, B-2,
9.324%, (1-month SOFR + 4%), 8/24/28 .......... United States 145,581 144,089 0.03
5,227,967 1.25
a a a a a a
Air Freight & Logistics
g,h
Forward Air Corp. , Covenant-Lite Senior Secured CME
Term Loan, B , TBD, 9/20/30 .................... United States 823,529 788,188 0.19
e
Kenan Advantage Group, Inc. (The) ,
CME Term Loan, B-2, 9.727%, (6-month SOFR + 4%),
3/24/26 ................................... United States 327,305 327,102 0.08
U.S. Term Loan, B1, 9.477%, (6-month SOFR +
4.178%), 3/24/26 ............................ United States 2,025,673 2,022,685 0.48
e
Rand Parent LLC , First Lien, CME Term Loan, B , 9.64% ,
( 3-month SOFR + 4.25% ), 3/17/30 ............... United States 2,872,740 2,774,004 0.67
5,911,979 1.42
a a a a a a
e
Airport Services
First Student Bidco, Inc. ,
Initial Term Loan, B, 8.652%, (3-month SOFR + 3%),
7/21/28 ................................... United States 1,771,254 1,719,498 0.41

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
e
Airport Services (continued)
First Student Bidco, Inc. (continued)
Initial Term Loan, C, 8.652%, (3-month SOFR + 3%),
7/21/28 ................................... United States 665,733 $ 646,280 0.16
LaserShip, Inc. , First Lien, Initial Term Loan , 10.396% ,
( 6-month SOFR + 4.5% ), 5/07/28 ................ United States 3,115,883 2,804,294 0.67
5,170,072 1.24
a a a a a a
Alternative Carriers
e
Zayo Group Holdings, Inc. , Initial Dollar Term Loan ,
8.439% , ( 1-month SOFR + 3% ), 3/09/27 .......... United States 623,553 528,511 0.13
Aluminum
e
Arsenal AIC Parent LLC , CME Term Loan, B , 9.879% ,
( 3-month SOFR + 4.5% ), 8/18/30 ................ United States 588,730 588,206 0.14
e
Apparel, Accessories & Luxury Goods
Champ Acquisition Corp. , First Lien, Initial Term Loan ,
11.152% , ( 3-month SOFR + 5.5% ), 12/19/25 ....... United States 1,499,466 1,502,742 0.36
Tory Burch LLC , Initial Term Loan, B , 8.689% , ( 1-month
SOFR + 3.25% ), 4/16/28 ...................... United States 575,507 565,677 0.13
2,068,419 0.49
a a a a a a
Application Software
e
Central Parent LLC , First Lien, 2023 Refinancing CME
Term Loan , 9.406% , ( 3-month SOFR + 4% ), 7/06/29 . United States 2,211,007 2,201,334 0.53
e
Cloudera, Inc. , First Lien, Initial CME Term Loan , 9.174% ,
( 1-month SOFR + 3.75% ), 10/08/28 .............. United States 1,706,904 1,645,379 0.39
e,h
ConnectWise LLC , Initial CME Term Loan , 8.939% ,
( 1-month SOFR + 3.5% ), 9/29/28 ................ United States 797,970 778,818 0.19
e
Cornerstone OnDemand, Inc. , First Lien, Initial Term
Loan , 9.189% , ( 1-month SOFR + 3.75% ), 10/16/28 .. United States 885,701 838,316 0.20
e,h
ECI Macola/MAX Holding LLC , First Lien, Initial Term
Loan , 9.402% , ( 3-month SOFR + 3.75% ), 11/09/27 .. United States 1,919,281 1,911,681 0.46
e,h
Epicor Software Corp. , Term Loan, C , 8.689% , ( 1-month
SOFR + 3.25% ), 7/30/27 ...................... United States 2,919,522 2,907,815 0.70
e
Genesys Cloud Services Holdings I LLC , 2020 Initial
Dollar CME Term Loan , 9.431% , ( 1-month SOFR +
4% ), 12/01/27 .............................. United States 3,282,824 3,283,957 0.79
e,h
IGT Holding IV AB , CME Term Loan, B2 , 8.962% ,
( 3-month SOFR + 3.4% ), 3/31/28 ................ Sweden 1,002,888 998,711 0.24
e
Mitchell International, Inc. ,
First Lien, Initial Term Loan, 9.189%, (1-month SOFR +
3.75%), 10/15/28 ............................ United States 1,265,331 1,237,057 0.30
Second Lien, Initial Term Loan, 11.939%, (1-month
SOFR + 6.5%), 10/15/29 ...................... United States 142,857 133,505 0.03
e
Polaris Newco LLC , First Lien, Dollar Term Loan , 9.439% ,
( 1-month SOFR + 4% ), 6/02/28 ................. United States 2,875,590 2,721,027 0.65
g,h
Project Alpha Intermediate Holding, Inc. , Initial CME Term
Loan , TBD, 10/28/30 ......................... United States 1,600,000 1,556,504 0.37
e,h
Project Boost Purchaser LLC , 2021 CME Term Loan, 2 ,
8.939% , ( 1-month SOFR + 3.5% ), 5/30/26 ......... United States 1,216,071 1,210,295 0.29
e
Rocket Software, Inc. , Extended Dollar CME Term Loan ,
10.074% , ( 1-month SOFR + 4.75% ), 11/28/28 ...... United States 721,503 708,967 0.17
e,h
Severin Acquisition LLC , First Lien, Initial CME Term
Loan , 8.599% , ( 3-month SOFR + 3.25% ), 8/01/27 ... United States 230,769 230,790 0.06
e
UKG, Inc. ,
First Lien, 2021-2 Incremental CME Term Loan,
8.764%, (3-month SOFR + 3.25%), 5/04/26 ........ United States 1,411,692 1,406,073 0.34

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
Application Software (continued)
e
UKG, Inc. (continued)
First Lien, Initial CME Term Loan, 9.233%, (3-month
SOFR + 3.75%), 5/04/26 ...................... United States 1,609,233 $ 1,607,994 0.38
25,378,223 6.09
a a a a a a
Asset Management & Custody Banks
e
Edelman Financial Engines Center LLC (The) , First Lien,
2021 Initial Term Loan , 8.931% , ( 1-month SOFR +
3.5% ), 4/07/28 .............................. United States 1,534,801 1,510,735 0.36
g,h
GTCR W Merger Sub LLC , USD CME Term Loan, B ,
TBD, 9/20/30 ............................... United States 2,319,565 2,306,031 0.55
e,h
Russell Investments US Institutional Holdco, Inc. , 2025
CME Term Loan , 8.916% , ( 1-month SOFR + 3.5% ),
5/30/25 ................................... United States 1,736,181 1,651,542 0.39
5,468,308 1.30
a a a a a a
Automobile Manufacturers
e
American Trailer World Corp. , First Lien, Initial CME Term
Loan , 9.174% , ( 1-month SOFR + 3.75% ), 3/03/28 ... United States 2,570,567 2,424,906 0.58
e
Automotive Parts & Equipment
Adient US LLC , CME Term Loan, B1 , 8.689% , ( 1-month
SOFR + 3.25% ), 4/10/28 ...................... United States 1,497,760 1,499,160 0.36
Clarios Global LP , First Lien, 2023 CME Term Loan ,
9.074% , ( 1-month SOFR + 3.75% ), 5/06/30 ........ United States 587,084 586,937 0.14
DexKo Global, Inc. ,
First Lien, 2023 Incremental CME Term Loan, 9.64%,
(3-month SOFR + 4.25%), 10/04/28 .............. United States 394,737 382,237 0.09
First Lien, Closing Date Term Loan, 9.402%, (3-month
SOFR + 3.75%), 10/04/28 ..................... United States 1,336,039 1,281,689 0.31
First Brands Group LLC ,
2022-II Incremental CME Term Loan, 10.881%,
(6-month SOFR + 5%), 3/30/27 ................. United States 1,866,107 1,840,447 0.44
First Lien, 2021 CME Term Loan, 10.881%, (6-month
SOFR + 5%), 3/30/27 ......................... United States 2,782,238 2,749,770 0.66
Second Lien, 2021 Term Loan, 14.381%, (6-month
SOFR + 8.5%), 3/30/28 ....................... United States 1,871,447 1,766,955 0.42
Highline Aftermarket Acquisition LLC , First Lien, Initial
Term Loan , 9.924% , ( 1-month SOFR + 4.5% ), 11/09/27 United States 229,872 227,688 0.06
Tenneco, Inc. , First Lien, CME Term Loan, B , 10.477% ,
( 3-month SOFR + 5% ), 11/17/28 ................ United States 1,619,895 1,351,981 0.32
TI Group Automotive Systems LLC , Refinancing U.S.
Term Loan , 8.689% , ( 1-month SOFR + 3.25% ),
12/16/26 .................................. United States 991,781 992,603 0.24
12,679,467 3.04
a a a a a a
Automotive Retail
e
RealTruck Group, Inc. , Initial Term Loan , 9.189% ,
( 1-month SOFR + 3.75% ), 1/31/28 ............... United States 2,370,758 2,269,017 0.54
Brewers
e
City Brewing Co. LLC , First Lien, Closing Date Term
Loan , 9.164% , ( 3-month SOFR + 3.5% ), 4/05/28 .... United States 2,214,765 1,628,771 0.39
e
Broadcasting
Gray Television, Inc. , Term Loan, D , 8.429% , ( 1-month
SOFR + 3% ), 12/01/28 ........................ United States 1,656,835 1,592,948 0.38
h
iHeartCommunications, Inc. , New Term Loan , 8.439% ,
( 1-month SOFR + 3% ), 5/01/26 ................. United States 1,883,333 1,613,131 0.39

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
e
Broadcasting (continued)
Nexstar Media, Inc. , Term Loan, B4 , 7.939% , ( 1-month
SOFR + 2.5% ), 9/18/26 ....................... United States 485,655 $ 486,092 0.12
Univision Communications, Inc. , First Lien, Initial Term
Loan, B , 8.689% , ( 1-month SOFR + 3.25% ), 1/31/29 . United States 881,770 869,509 0.21
4,561,680 1.10
a a a a a a
Building Products
e
Cornerstone Building Brands, Inc. , CME Term Loan, B ,
8.685% , ( 1-month SOFR + 3.25% ), 4/12/28 ........ United States 933,506 889,944 0.21
e
Cable & Satellite
CSC Holdings LLC , March 2017 Refinancing Term Loan ,
7.699% , ( 1-month USD LIBOR + 2.25% ), 7/17/25 .... United States 2,402,388 2,339,842 0.56
Radiate Holdco LLC , Amendment No. 6 Term Loan, B ,
8.689% , ( 1-month SOFR + 3.25% ), 9/25/26 ........ United States 2,817,748 2,339,266 0.56
Virgin Media Bristol LLC , Term Loan, Q , 8.699% ,
( 1-month SOFR + 3.25% ), 1/31/29 ............... United States 1,788,848 1,756,989 0.42
6,436,097 1.54
a a a a a a
Cargo Ground Transportation
e
PECF USS Intermediate Holding III Corp. , Initial Term
Loan , 9.894% , ( 1-month SOFR + 4.25%; 3-month
SOFR + 4.25% ), 12/15/28 ..................... United States 2,104,330 1,599,038 0.38
e
Casinos & Gaming
Bally's Corp. , Term Loan, B , 8.927% , ( 3-month SOFR +
3.25% ), 10/02/28 ............................ United States 2,990,023 2,785,535 0.67
h
Caesars Entertainment, Inc. , 2023 Incremental CME Term
Loan, B , 8.674% , ( 1-month SOFR + 3.25% ), 2/06/30 . United States 1,489,029 1,485,515 0.36
Fertitta Entertainment LLC , Initial CME Term Loan, B ,
9.324% , ( 1-month SOFR + 4% ), 1/27/29 .......... United States 2,027,710 1,986,081 0.47
Flutter Entertainment plc , Third Amendment CME Term
Loan, 2028 B , 8.902% , ( 3-month SOFR + 3.25% ),
7/22/28 ................................... Ireland 419,492 420,373 0.10
Ontario Gaming GTA LP , CME Term Loan, B , 9.64% ,
( 3-month SOFR + 4.25% ), 8/01/30 ............... Canada 788,357 788,357 0.19
Penn National Gaming, Inc. , CME Term Loan, B , 8.166% ,
( 1-month SOFR + 2.75% ), 5/03/29 ............... United States 1,354,362 1,354,179 0.32
Raptor Acquisition Corp. , First Lien, Term Loan, B ,
9.658% , ( 3-month SOFR + 4% ), 11/01/26 .......... United States 1,571,769 1,572,893 0.38
Scientific Games Holdings LP , First Lien, Initial Dollar
CME Term Loan , 8.914% , ( 3-month SOFR + 3.5% ),
4/04/29 ................................... United States 2,125,932 2,093,788 0.50
Scientific Games International, Inc. , Initial CME Term
Loan, B , 8.435% , ( 1-month SOFR + 3% ), 4/14/29 .... United States 1,685,640 1,686,171 0.40
14,172,892 3.39
a a a a a a
Commodity Chemicals
e
Cyanco Intermediate 2 Corp. , Initial CME Term Loan ,
10.074% , ( 1-month SOFR + 4.75% ), 7/10/28 ....... United States 1,990,715 1,983,877 0.47
Communications Equipment
e
CommScope, Inc. , Initial Term Loan , 8.689% , ( 1-month
SOFR + 3.25% ), 4/06/26 ...................... United States 2,612,913 2,248,190 0.54
e
Construction & Engineering
USIC Holdings, Inc. , First Lien, Initial Term Loan , 8.931% ,
( 1-month SOFR + 3.5% ), 5/12/28 ................ United States 1,822,428 1,764,056 0.42

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
e
Construction & Engineering (continued)
Zekelman Industries, Inc. , 2020 Term Loan , 7.449% ,
( 1-month SOFR + 2% ), 1/24/27 ................. United States 387,712 $ 387,334 0.09
2,151,390 0.51
a a a a a a
Construction Machinery & Heavy Transportation Equipment
e
ASP Blade Holdings, Inc. , Initial Term Loan , 9.652% ,
( 3-month SOFR + 4% ), 10/13/28 ................ United States 2,524,494 2,228,661 0.53
e
Diversified Chemicals
Ineos Quattro Holdings UK Ltd. , 2030 Dollar CME Term
Loan, B , 9.174% , ( 1-month SOFR + 3.75% ), 3/14/30 . United Kingdom 542,120 529,922 0.13
INEOS US Finance LLC , 2027-II Dollar CME Term Loan ,
9.174% , ( 1-month SOFR + 3.75% ), 11/08/27 ....... Luxembourg 517,400 512,640 0.12
LSF11 A5 Holdco LLC , CME Term Loan , 8.939% ,
( 1-month SOFR + 3.5% ), 10/15/28 ............... United States 1,251,495 1,220,464 0.29
Lummus Technology Holdings V LLC , 2021 Refinancing
Term Loan, B , 8.939% , ( 1-month SOFR + 3.5% ),
6/30/27 ................................... United States 825,316 821,552 0.20
SCIH Salt Holdings, Inc. , First Lien, Incremental Term
Loan, B1 , 9.439% , ( 1-month SOFR + 4% ), 3/16/27 ... United States 1,858,498 1,836,437 0.44
4,921,015 1.18
a a a a a a
Diversified Financial Services
e
Mercury Borrower, Inc. , First Lien, Initial CME Term Loan ,
8.939% , ( 1-month SOFR + 3.5% ), 8/02/28 ......... United States 2,145,355 2,108,712 0.51
e
Diversified Support Services
Amentum Government Services Holdings LLC , First Lien,
CME Term Loan, 3 , 9.335% , ( 1-month SOFR + 4% ),
2/15/29 ................................... United States 2,477,547 2,430,325 0.58
CCI Buyer, Inc. , First Lien, Initial CME Term Loan , 9.39% ,
( 3-month SOFR + 4% ), 12/17/27 ................ United States 1,785,350 1,750,018 0.42
Indicor LLC , First Lien, Initial Dollar CME Term Loan ,
9.89% , ( 3-month SOFR + 4.5% ), 11/22/29 ......... United States 454,597 454,190 0.11
Spin Holdco, Inc. , Initial Term Loan , 9.664% , ( 3-month
SOFR + 4% ), 3/04/28 ......................... United States 3,189,718 2,743,876 0.66
7,378,409 1.77
a a a a a a
Drug Retail
e
GNC Holdings, Inc. , Second Lien, Term Loan , 11.415% ,
( 1-month USD LIBOR + 6% ), 10/07/26 ............ United States 4,542,325 4,141,101 0.99
e
Education Services
KUEHG Corp. , Initial CME Term Loan , 10.39% , ( 3-month
SOFR + 5% ), 6/12/30 ......................... United States 1,500,000 1,501,447 0.36
Learning Care Group (US) No. 2, Inc. , Initial CME Term
Loan , 10.141% , ( 3-month SOFR + 4.75% ), 8/11/28 .. United States 405,985 406,874 0.10
1,908,321 0.46
a a a a a a
e
Environmental & Facilities Services
Covanta Holding Corp. ,
2023 Incremental CME Term Loan, B, 8.332%,
(1-month SOFR + 3%), 11/30/28 ................ United States 338,266 335,677 0.08
2023 Incremental CME Term Loan, C, 8.332%,
(1-month SOFR + 3%), 11/30/28 ................ United States 25,370 25,176 0.01
Madison IAQ LLC , Term Loan , 8.703% , ( 1-month USD
LIBOR + 3.25% ), 6/21/28 ...................... United States 1,657,950 1,601,654 0.38
1,962,507 0.47
a a a a a a

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
Food Retail
e
Shearer's Foods LLC , First Lien, Refinancing CME Term
Loan , 8.939% , ( 1-month SOFR + 3.5% ), 9/23/27 .... United States 1,002,019 $ 1,000,767 0.24
e
Health Care Equipment
Medline Borrower LP , Initial Dollar Term Loan , 8.689% ,
( 1-month SOFR + 3.25% ), 10/23/28 .............. United States 1,855,683 1,845,829 0.44
US Radiology Specialists, Inc. (US Outpatient
Imaging Services, Inc.) , Closing Date Term Loan ,
10.74% , ( 3-month SOFR + 5.25% ), 12/15/27 ....... United States 1,010,882 957,810 0.23
2,803,639 0.67
a a a a a a
e
Health Care Facilities
ADMI Corp. ,
Amendment No. 4 Refinancing Term Loan, 8.814%,
(1-month SOFR + 3.375%), 12/23/27 ............. United States 1,224,722 1,103,022 0.27
Amendment No. 5 Incremental Term Loan, 9.189%,
(1-month SOFR + 3.75%), 12/23/27 .............. United States 379,939 344,162 0.08
Aveanna Healthcare LLC , First Lien, 2021 Extended Term
Loan , 9.272% , ( 3-month SOFR + 3.75% ), 7/17/28 ... United States 559,848 505,526 0.12
h
Charlotte Buyer, Inc. , First Lien, Initial CME Term Loan, B ,
10.591% , ( 1-month SOFR + 5.25% ), 2/11/28 ....... United States 2,080,893 2,061,208 0.49
FINThrive Software Intermediate Holdings, Inc. ,
First Lien, Initial Term Loan, 9.439%, (1-month SOFR +
4%), 12/18/28 .............................. United States 1,456,635 1,156,204 0.28
Second Lien, Initial Term Loan, 12.189%, (1-month
SOFR + 6.75%), 12/17/29 ..................... United States 357,038 216,811 0.05
h
Global Medical Response, Inc. , 2018 New Term Loan ,
9.895% , ( 3-month SOFR + 4.25% ), 3/14/25 ........ United States 600,000 392,502 0.09
Medical Solutions Holdings, Inc. , First Lien, Initial Term
Loan , 8.772% , ( 3-month SOFR + 3.25% ), 11/01/28 .. United States 1,461,969 1,366,714 0.33
Pacific Dental Services LLC , Term Loan , 8.94% , ( 1-month
SOFR + 3.5% ), 5/05/28 ....................... United States 728,816 726,309 0.17
h
Pathway Vet Alliance LLC , First Lien, 2021 Replacement
Term Loan , 9.189% , ( 1-month SOFR + 3.75% ), 3/31/27 United States 2,004,894 1,832,724 0.44
Phoenix Newco, Inc. , First Lien, Initial Term Loan ,
8.681% , ( 1-month SOFR + 3.25% ), 11/15/28 ....... United States 1,382,461 1,367,863 0.33
Pluto Acquisition I, Inc. , First Lien, 2021 Term Loan ,
9.684% , ( 3-month SOFR + 4% ), 6/22/26 .......... United States 698,214 588,246 0.14
Star Parent, Inc. , CME Term Loan , 9.386% , ( 3-month
SOFR + 4% ), 9/27/30 ......................... United States 800,000 764,804 0.18
12,426,095 2.97
a a a a a a
e
Health Care Services
CNT Holdings I Corp. , First Lien, Initial CME Term Loan ,
8.926% , ( 3-month SOFR + 3.5% ), 11/08/27 ........ United States 1,412,309 1,407,126 0.34
eResearchTechnology, Inc. , First Lien, Initial CME Term
Loan , 9.939% , ( 1-month SOFR + 4.5% ), 2/04/27 .... United States 1,062,452 1,028,676 0.25
MPH Acquisition Holdings LLC , Initial Term Loan , 9.916% ,
( 3-month SOFR + 4.25% ), 9/01/28 ............... United States 1,912,965 1,779,985 0.43
National Mentor Holdings, Inc. ,
First Lien, Initial CME Term Loan, 9.187%, (1-month
SOFR + 3.75%; 3-month SOFR + 3.75%), 3/02/28 ... United States 1,847,211 1,616,892 0.39
First Lien, Initial Term Loan, C, 9.24%, (3-month SOFR
+ 3.75%), 3/02/28 ........................... United States 64,046 56,061 0.01
Phoenix Guarantor, Inc. , First Lien, Term Loan, B3 ,
8.931% , ( 1-month SOFR + 3.5% ), 3/05/26 ......... United States 1,190,956 1,183,959 0.28
h
Radiology Partners, Inc. , First Lien, CME Term Loan, B ,
10.179% , ( 6-month SOFR + 4.25% ), 7/09/25 ....... United States 2,298,076 1,722,983 0.41

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
e
Health Care Services (continued)
U.S. Anesthesia Partners, Inc. , First Lien, Initial Term
Loan , 9.679% , ( 1-month SOFR + 4.25% ), 10/01/28 .. United States 2,201,648 $ 1,920,630 0.46
Waystar Technologies, Inc. , First Lien, Initial Term Loan ,
9.439% , ( 1-month SOFR + 4% ), 10/22/26 .......... United States 3,817,476 3,824,042 0.92
14,540,354 3.49
a a a a a a
Health Care Supplies
e
Bausch + Lomb Corp. , Initial CME Term Loan , 8.755% ,
( 3-month SOFR + 3.25% ), 5/10/27 ............... United States 598,485 573,890 0.14
Health Care Technology
e
athenahealth Group, Inc. , Initial CME Term Loan , 8.577% ,
( 1-month SOFR + 3.25% ), 2/15/29 ............... United States 3,553,730 3,452,200 0.83
Heavy Electrical Equipment
e
AZZ, Inc. , Initial CME Term Loan , 9.074% , ( 1-month
SOFR + 3.75% ), 5/13/29 ...................... United States 607,358 608,552 0.15
e
Home Improvement Retail
Park River Holdings, Inc. , First Lien, Initial Term Loan ,
8.907% , ( 3-month SOFR + 3.25% ), 12/28/27 ....... United States 352,124 333,797 0.08
White Cap Supply Holdings LLC , Initial Closing Date
CME Term Loan , 9.074% , ( 1-month SOFR + 3.75% ),
10/19/27 .................................. United States 964,275 959,565 0.23
1,293,362 0.31
a a a a a a
e
Homefurnishing Retail
Evergreen AcqCo 1 LP , Initial CME Term Loan , 10.902% ,
( 3-month SOFR + 5.25% ), 4/26/28 ............... United States 1,155,051 1,158,302 0.28
Restoration Hardware, Inc. , 2022 Incremental CME Term
Loan , 8.674% , ( 1-month SOFR + 3.25% ), 10/20/28 .. United States 790,759 749,640 0.18
1,907,942 0.46
a a a a a a
Hotels, Resorts & Cruise Lines
e
Hilton Grand Vacations Borrower LLC , Initial Term Loan ,
8.189% , ( 1-month SOFR + 2.75% ), 8/02/28 ........ United States 2,580,869 2,583,695 0.62
Household Products
e
Energizer Holdings, Inc. , 2020 Term Loan , 7.703% ,
( 1-month SOFR + 2.25% ), 12/22/27 .............. United States 564,910 564,628 0.13
e
Housewares & Specialties
Astro One Acquisition Corp. , First Lien, Term Loan, B ,
11.231% , ( 3-month USD LIBOR + 5.5% ), 9/15/28 .... United States 1,363,591 857,699 0.21
Hunter Douglas Holding BV , CME Term Loan, B1 ,
8.891% , ( 3-month SOFR + 3.5% ), 2/26/29 ......... Netherlands 988,992 935,839 0.22
1,793,538 0.43
a a a a a a
e
Human Resource & Employment Services
CCRR Parent, Inc. , First Lien, Initial Term Loan , 9.189% ,
( 1-month SOFR + 3.75% ), 3/06/28 ............... United States 1,163,767 1,109,221 0.27
CHG Healthcare Services, Inc. ,
First Lien, 2023 Incremental CME Term Loan, 9.145%,
(3-month SOFR + 3.75%), 9/29/28 ............... United States 292,683 290,533 0.07
First Lien, Initial Term Loan, 8.689%, (1-month SOFR +
3.25%), 9/29/28 ............................. United States 1,422,860 1,409,791 0.34
2,809,545 0.68
a a a a a a

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
e
Independent Power Producers & Energy Traders
h
Calpine Construction Finance Co. LP , Refinancing CME
Term Loan , 7.574% , ( 1-month SOFR + 2.25% ), 7/31/30 United States 800,000 $ 794,212 0.19
Talen Energy Supply LLC ,
Initial CME Term Loan, B, 9.876%, (3-month SOFR +
4.5%), 5/17/30 .............................. United States 738,741 740,458 0.18
Initial CME Term Loan, C, 9.876%, (3-month SOFR +
4.5%), 5/17/30 .............................. United States 169,101 169,494 0.04
1,704,164 0.41
a a a a a a
e
Industrial Machinery & Supplies & Components
Tiger Acquisition LLC , First Lien, Initial CME Term Loan ,
8.674% , ( 1-month SOFR + 3.25% ), 6/01/28 ........ United States 1,423,683 1,394,327 0.34
h
TK Elevator Midco GmbH , USD Term Loan, B1 , 9.381% ,
( 6-month SOFR + 3.5% ), 7/30/27 ................ Germany 1,946,576 1,935,880 0.46
3,330,207 0.80
a a a a a a
e
Insurance Brokers
Alliant Holdings Intermediate LLC ,
New CME Term Loan, B5, 8.835%, (1-month SOFR +
3.5%), 11/05/27 ............................. United States 682,751 681,226 0.16
New Term Loan, B4, 8.939%, (1-month USD LIBOR +
3.5%), 11/05/27 ............................. United States 1,677,284 1,673,535 0.40
AssuredPartners, Inc. ,
2020 February Refinancing Term Loan, 8.939%,
(1-month SOFR + 3.5%), 2/12/27 ................ United States 2,364,594 2,347,025 0.56
2022-2 CME Term Loan, 9.566%, (1-month SOFR +
4.25%), 2/12/27 ............................. United States 312,632 311,914 0.08
HUB International Ltd. ,
2022 Incremental CME Term Loan, 9.365%, (3-month
SOFR + 4%), 11/10/29 ........................ United States 2,647,825 2,647,441 0.63
2023 Refinancing CME Term Loan, 9.662%, (3-month
SOFR + 4.25%), 6/20/30 ...................... United States 340,909 341,137 0.08
8,002,278 1.91
a a a a a a
Integrated Telecommunication Services
e
Global Tel*Link Corp. ,
First Lien, CME Term Loan, 9.783%, (3-month SOFR +
4.25%), 11/29/25 ............................ United States 3,219,180 3,117,374 0.75
Second Lien, CME Term Loan, 15.533%, (3-month
SOFR + 10%), 11/29/26 ....................... United States 2,479,737 2,182,168 0.52
5,299,542 1.27
a a a a a a
Interactive Home Entertainment
e
Playtika Holding Corp. , Term Loan, B1 , 8.189% , ( 1-month
SOFR + 2.75% ), 3/13/28 ...................... United States 1,224,764 1,190,176 0.29
e
Internet Services & Infrastructure
h
Arches Buyer, Inc. , Refinancing CME Term Loan , 8.674% ,
( 1-month SOFR + 3.25% ), 12/06/27 .............. United States 1,723,895 1,677,875 0.40
Barracuda Parent LLC , First Lien, Initial CME Term Loan ,
9.883% , ( 3-month SOFR + 4.5% ), 8/15/29 ......... United States 1,651,992 1,579,304 0.38
Go Daddy Operating Co. LLC (GD Finance Co., Inc.) ,
Amendment No. 6 CME Term Loan , 7.824% , ( 1-month
SOFR + 2.5% ), 11/09/29 ...................... United States 267,821 268,368 0.06
Hunter Holdco 3 Ltd. , First Lien, Initial Dollar Term Loan ,
9.74% , ( 3-month SOFR + 4.25% ), 8/19/28 ......... United Kingdom 872,334 865,796 0.21

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
e
Internet Services & Infrastructure (continued)
Thrasio LLC , Initial Term Loan , 12.652% , ( 3-month SOFR
+ 7% ), 12/18/26 ............................. United States 881,909 $ 555,603 0.13
4,946,946 1.18
a a a a a a
Investment Banking & Brokerage
g,h
Aretec Group, Inc. , CME Term Loan , TBD, 1/01/38 .... United States 1,724,138 1,672,414 0.40
e
Citadel Securities LP , CME Term Loan , 7.939% , ( 1-month
SOFR + 2.5% ), 7/29/30 ....................... United States 1,240,279 1,237,266 0.30
e
Deerfield Dakota Holding LLC , First Lien, Initial Dollar
CME Term Loan , 9.14% , ( 3-month SOFR + 3.75% ),
4/09/27 ................................... United States 975,839 943,719 0.23
e
Jane Street Group LLC , Dollar Term Loan , 8.189% ,
( 1-month SOFR + 2.75% ), 1/26/28 ............... United States 1,312,862 1,311,385 0.31
e
Osmosis Buyer Ltd. , 2022 Refinancing CME Term Loan,
B , 9.082% , ( 1-month SOFR + 3.75% ), 7/31/28 ...... United Kingdom 1,819,744 1,788,107 0.43
6,952,891 1.67
a a a a a a
e
IT Consulting & Other Services
Aptean Acquiror, Inc. , First Lien, Initial CME Term Loan ,
9.674% , ( 1-month SOFR + 4.25% ), 4/23/26 ........ United States 1,284,026 1,282,762 0.31
Aventiv Technologies LLC ,
First Lien, Initial Term Loan, 10.231%, (3-month USD
LIBOR + 4.5%), 11/01/24 ...................... United States 4,329,440 3,720,288 0.89
Second Lien, Initial Term Loan, 13.981%, (3-month
USD LIBOR + 8.25%), 11/01/25 ................. United States 125,000 89,665 0.02
Gainwell Acquisition Corp. , First Lien, Term Loan, B ,
9.49% , ( 3-month SOFR + 4% ), 10/01/27 .......... United States 3,358,088 3,218,173 0.77
Peraton Corp. , First Lien, Term Loan, B , 9.174% ,
( 1-month SOFR + 3.75% ), 2/01/28 ............... United States 2,782,987 2,735,593 0.66
Sitel Worldwide Corp. , Initial Dollar Term Loan , 9.189% ,
( 1-month SOFR + 3.75% ), 8/28/28 ............... France 1,691,687 1,636,707 0.39
12,683,188 3.04
a a a a a a
Leisure Facilities
e,f
24 Hour Fitness Worldwide, Inc. , Tranche 1 Term Loan ,
PIK, 10.652% , ( 3-month SOFR + 5% ), 12/29/25 ..... United States 8,464,194 2,668,218 0.64
e
Leisure Products
h
Hercules Achievement, Inc. (Varsity Brands Holding Co.,
Inc.) , First Lien, Initial Term Loan , 8.939% , ( 1-month
SOFR + 3.5% ), 12/16/24 ...................... United States 1,188,899 1,177,456 0.28
Motion Acquisition Ltd. ,
Term Loan, B1, 8.903%, (3-month SOFR + 3.25%),
11/12/26 .................................. United Kingdom 527,916 526,597 0.13
Term Loan, B2, 8.903%, (3-month SOFR + 3.25%),
11/12/26 .................................. United Kingdom 75,261 75,072 0.02
1,779,125 0.43
a a a a a a
Life Sciences Tools & Services
e
ICON plc ,
CME Term Loan, 7.902%, (3-month SOFR + 2.25%),
7/03/28 ................................... United States 785,539 786,902 0.19
U.S. CME Term Loan, 7.902%, (3-month SOFR +
2.25%), 7/03/28 ............................. United States 195,717 196,057 0.04
982,959 0.23
a a a a a a

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
Metal, Glass & Plastic Containers
e,h
Mauser Packaging Solutions Holding Co. , Initial CME
Term Loan , 9.319% , ( 1-month SOFR + 4% ), 8/14/26 . United States 2,742,250 $ 2,666,605 0.64
e
Movies & Entertainment
AMC Entertainment Holdings, Inc. , Term Loan, B1 ,
8.447% , ( 1-month USD LIBOR + 3% ), 4/22/26 ...... United States 633,418 519,473 0.12
Banijay Entertainment SAS , USD Term Loan, B , 9.169% ,
( 1-month SOFR + 3.75% ), 3/01/28 ............... France 689,290 688,687 0.17
William Morris Endeavor Entertainment LLC (IMG
Worldwide Holdings LLC) , First Lien, Term Loan, B1 ,
8.189% , ( 1-month SOFR + 2.75% ), 5/18/25 ........ United States 551,690 551,935 0.13
1,760,095 0.42
a a a a a a
Multi-line Insurance
e
Acrisure LLC ,
First Lien, 2020 Term Loan, 8.939%, (1-month USD
LIBOR + 3.5%), 2/15/27 ....................... United States 1,597,074 1,559,144 0.38
First Lien, 2021-1 Additional Term Loan, 9.189%,
(1-month USD LIBOR + 3.75%), 2/15/27 .......... United States 1,365,430 1,345,631 0.32
First Lien, 2021-2 Additional Term Loan, 9.689%,
(1-month USD LIBOR + 4.25%), 2/15/27 .......... United States 755,769 752,618 0.18
3,657,393 0.88
a a a a a a
Multi-Sector Holdings
e
Belfor Holdings, Inc. , First Lien, CME Term Loan, B2 ,
9.574% , ( 1-month SOFR + 4.25% ), 4/06/26 ........ United States 206,502 206,889 0.05
Office Services & Supplies
e
Pitney Bowes, Inc. , Refinancing CME Term Loan, B ,
9.439% , ( 1-month SOFR + 4% ), 3/17/28 .......... United States 4,496,052 4,310,589 1.03
e
Other Specialty Retail
Great Outdoors Group LLC , Term Loan, B2 , 9.402% ,
( 3-month SOFR + 3.75% ), 3/06/28 ............... United States 1,410,580 1,402,497 0.34
Michaels Cos., Inc. (The) , Term Loan, B , 9.902% ,
( 3-month SOFR + 4.25% ), 4/15/28 ............... United States 1,467,571 1,229,905 0.29
Petco Health & Wellness Co., Inc. , First Lien, Initial CME
Term Loan , 8.902% , ( 3-month SOFR + 3.25% ), 3/03/28 United States 960,943 941,191 0.22
PetSmart LLC , Initial CME Term Loan , 9.174% , ( 1-month
SOFR + 3.75% ), 2/11/28 ...................... United States 968,770 958,579 0.23
Staples, Inc. ,
2019 Refinancing New Term Loan, B1, 10.634%,
(3-month USD LIBOR + 5%), 4/16/26 ............. United States 1,104,469 952,318 0.23
h
2019 Refinancing New Term Loan, B-2, 10.134%,
(3-month USD LIBOR + 4.5%), 9/12/24 ........... United States 999,219 993,333 0.24
Woof Holdings, Inc. , First Lien, Initial Term Loan , 9.397% ,
( 3-month SOFR + 3.75% ), 12/21/27 .............. United States 2,410,402 1,964,478 0.47
8,442,301 2.02
a a a a a a
Packaged Foods & Meats
e
Primary Products Finance LLC , CME Term Loan, B ,
9.546% , ( 3-month SOFR + 4% ), 4/01/29 .......... United States 681,034 679,516 0.16
e
Paper & Plastic Packaging Products & Materials
Charter Next Generation, Inc. , First Lien, 2021 Initial Term
Loan , 9.189% , ( 1-month SOFR + 3.75% ), 12/01/27 .. United States 2,679,242 2,614,444 0.62
Kleopatra Finco SARL , USD CME Term Loan, B ,
10.476% , ( 6-month SOFR + 4.725% ), 2/12/26 ...... Luxembourg 1,710,644 1,620,835 0.39
Pactiv Evergreen, Inc. , U.S. CME Term Loan, B3 ,
8.689% , ( 1-month SOFR + 3.25% ), 9/24/28 ........ United States 571,566 569,714 0.14

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
e
Paper & Plastic Packaging Products & Materials (continued)
ProAmpac PG Borrower LLC , 2023-1 CME Term Loan
CME Term SOFR+4.5 , 10.585% , ( 3-month SOFR +
3.5%; 3-month SOFR + 4.5% ), 9/15/28 ............ United States 1,033,333 $ 1,021,067 0.24
5,826,060 1.39
a a a a a a
e
Passenger Airlines
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.) ,
Initial Term Loan , 10.427% , ( 3-month SOFR + 4.75% ),
4/20/28 ................................... United States 1,362,403 1,383,691 0.33
Air Canada , Term Loan , 9.128% , ( 3-month SOFR +
3.5% ), 8/11/28 .............................. Canada 1,267,140 1,267,457 0.30
Kestrel Bidco, Inc. , Term Loan , 8.424% , ( 1-month SOFR
+ 3% ), 12/11/26 ............................. Canada 1,451,295 1,404,738 0.34
United Airlines, Inc. , Term Loan, B , 9.189% , ( 1-month
SOFR + 3.75% ), 4/21/28 ...................... United States 2,020,557 2,019,294 0.48
6,075,180 1.45
a a a a a a
Passenger Ground Transportation
e
Avis Budget Car Rental LLC , CME Term Loan, C ,
8.924% , ( 1-month SOFR + 3.5% ), 3/16/29 ......... United States 384,051 384,930 0.09
e
Personal Care Products
Conair Holdings LLC , First Lien, Initial Term Loan ,
9.189% , ( 1-month SOFR + 3.75% ), 5/17/28 ........ United States 3,200,966 2,975,298 0.71
Sunshine Luxembourg VII SARL , Term Loan, B3 , 9.24% ,
( 3-month USD LIBOR + 3.75% ), 10/01/26 ......... Luxembourg 3,000,263 2,999,633 0.72
5,974,931 1.43
a a a a a a
e
Pharmaceuticals
Grifols Worldwide Operations Ltd. , Dollar Tranche Term
Loan, B , 7.424% , ( 1-month SOFR + 2% ), 11/15/27 ... Spain 400,000 389,900 0.10
Jazz Pharmaceuticals plc , Initial Dollar Term Loan ,
8.939% , ( 1-month SOFR + 3.5% ), 5/05/28 ......... United States 2,495,261 2,497,332 0.60
Organon & Co. , Dollar Term Loan , 8.45% , ( 1-month
SOFR + 3% ), 6/02/28 ......................... United States 1,178,239 1,177,355 0.28
Perrigo Co. plc , Initial CME Term Loan, B , 7.674% ,
( 1-month SOFR + 2.25% ), 4/20/29 ............... United States 1,214,749 1,211,105 0.29
h
PetVet Care Centers LLC , First Lien, 2021 First Lien
Replacement Term Loan , 8.924% , ( 1-month SOFR +
3.5% ), 2/14/25 .............................. United States 1,346,821 1,347,003 0.32
6,622,695 1.59
a a a a a a
Property & Casualty Insurance
e
Asurion LLC ,
New CME Term Loan, B10, 9.424%, (1-month SOFR +
4%), 8/19/28 ............................... United States 893,233 854,342 0.21
New CME Term Loan, B11, 9.674%, (1-month SOFR +
4.25%), 8/19/28 ............................. United States 343,103 328,415 0.08
New Term Loan, B8, 8.689%, (1-month SOFR +
3.25%), 12/23/26 ............................ United States 976,762 945,569 0.23
Second Lien, New Term Loan, B3, 10.689%, (1-month
SOFR + 5.25%), 1/31/28 ...................... United States 2,652,263 2,314,099 0.55
Second Lien, New Term Loan, B4, 10.689%, (1-month
SOFR + 5.25%), 1/20/29 ...................... United States 2,248,036 1,929,500 0.46
6,371,925 1.53
a a a a a a

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
e
Publishing
Cengage Learning, Inc. , First Lien, Term Loan, B ,
10.405% , ( 3-month SOFR + 4.75% ), 7/14/26 ....... United States 3,860,775 $ 3,825,024 0.91
h
McGraw-Hill Education, Inc. , Initial CME Term Loan ,
10.189% , ( 1-month SOFR + 4.75% ), 7/28/28 ....... United States 3,355,691 3,187,302 0.76
7,012,326 1.67
a a a a a a
Real Estate Development
e
Greystar Real Estate Partners LLC , CME Term Loan ,
9.147% , ( 3-month SOFR + 3.75% ), 8/21/30 ........ United States 252,765 252,765 0.06
Real Estate Services
e
Cushman & Wakefield US Borrower LLC ,
2023-1 Refinancing CME Term Loan, 8.674%, (1-month
SOFR + 3.25%), 1/31/30 ...................... United States 598,500 573,064 0.14
2023-2 Refinancing CME Term Loan, 9.324%, (1-month
SOFR + 4%), 1/31/30 ......................... United States 104,475 100,557 0.02
673,621 0.16
a a a a a a
Research & Consulting Services
e
Dun & Bradstreet Corp. (The) , Refinancing CME Term
Loan , 8.176% , ( 1-month SOFR + 2.75% ), 2/06/26 ... United States 805,091 805,091 0.19
e
Restaurants
Dave & Buster's, Inc. , 2023 CME Term Loan, B , 9.188% ,
( 1-month SOFR + 3.75% ), 6/29/29 ............... United States 493,463 493,515 0.12
Flynn Restaurant Group LP , First Lien, 2021 CME Term
Loan , 9.689% , ( 1-month SOFR + 4.25% ), 11/22/28 .. United States 2,187,382 2,182,143 0.52
IRB Holding Corp. , 2022 Replacement CME Term Loan,
B , 8.416% , ( 1-month SOFR + 3% ), 12/15/27 ....... United States 915,179 906,599 0.22
Whatabrands LLC , Initial Term Loan, B , 8.439% , ( 1-month
SOFR + 3% ), 8/03/28 ......................... United States 1,080,269 1,071,767 0.26
4,654,024 1.12
a a a a a a
e
Security & Alarm Services
Allied Universal Holdco LLC , Initial U.S. Dollar CME Term
Loan , 9.174% , ( 1-month SOFR + 3.75% ), 5/12/28 ... United States 1,474,532 1,403,142 0.34
APX Group, Inc. , Initial Term Loan , 8.929% , ( 3-month
SOFR + 2.25%; 3-month SOFR + 3.25% ), 7/10/28 ... United States 705,321 705,544 0.17
Prime Security Services Borrower LLC , First Lien, 2023
Refinancing CME Term Loan, B-1 , 7.832% , ( 1-month
SOFR + 2.5% ), 10/13/30 ...................... United States 1,402,876 1,401,564 0.33
3,510,250 0.84
a a a a a a
Semiconductor Materials & Equipment
e
MKS Instruments, Inc. , 2023-1 Dollar CME Term Loan, B ,
7.819% , ( 1-month SOFR + 2.5% ), 8/17/29 ......... United States 975,769 970,890 0.23
e
Soft Drinks & Non-alcoholic Beverages
Naked Juice LLC , First Lien, Initial CME Term Loan ,
8.74% , ( 3-month SOFR + 3.25% ), 1/24/29 ......... United States 717,749 662,199 0.16
Triton Water Holdings, Inc. , First Lien, Initial Term Loan ,
8.902% , ( 3-month SOFR + 3.25% ), 3/31/28 ........ United States 1,550,585 1,472,877 0.35
2,135,076 0.51
a a a a a a
e
Specialized Consumer Services
Pre-Paid Legal Services, Inc. , First Lien, Initial Term
Loan , 8.939% , ( 1-month SOFR + 3.5% ), 12/15/28 ... United States 566,803 555,163 0.13
Sedgwick Claims Management Services, Inc. , 2023 CME
Term Loan , 9.074% , ( 1-month SOFR + 3.75% ), 2/24/28 United States 3,070,803 3,063,848 0.73

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
e
Specialized Consumer Services (continued)
WW International, Inc. , Initial Term Loan , 8.939% ,
( 1-month SOFR + 3.5% ), 4/13/28 ................ United States 1,260,362 $ 901,159 0.22
4,520,170 1.08
a a a a a a
e
Specialized Finance
Red Planet Borrower LLC , Initial CME Term Loan ,
9.174% , ( 1-month SOFR + 3.75% ), 10/02/28 ....... United States 1,398,449 1,308,794 0.31
Verscend Holding Corp. , Term Loan, B1 , 9.439% ,
( 1-month SOFR + 4% ), 8/27/25 ................. United States 2,714,951 2,716,933 0.65
4,025,727 0.96
a a a a a a
e
Specialty Chemicals
ASP Unifrax Holdings, Inc. , First Lien, USD CME Term
Loan , 9.29% , ( 3-month SOFR + 3.75% ), 12/12/25 ... United States 3,387,320 3,164,671 0.76
CPC Acquisition Corp. , First Lien, Initial Term Loan ,
9.402% , ( 3-month SOFR + 3.75% ), 12/29/27 ....... United States 1,033,845 818,402 0.20
Hexion Holdings Corp. ,
First Lien, Initial CME Term Loan, 10.033%, (3-month
SOFR + 4.5%), 3/15/29 ....................... United States 2,567,500 2,380,714 0.57
Second Lien, Initial CME Term Loan, 12.864%,
(1-month SOFR + 7.438%), 3/15/30 .............. United States 837,209 686,512 0.16
INEOS Styrolution Group GmbH , 2026 Dollar Term Loan,
B , 8.189% , ( 1-month SOFR + 2.75% ), 1/29/26 ...... United Kingdom 1,329,740 1,310,798 0.31
Nouryon Finance BV , Extended Dollar CME Term Loan ,
9.434% , ( 1-month SOFR + 4% ), 4/03/28 .......... Netherlands 416,667 408,073 0.10
PMHC II, Inc. , Initial CME Term Loan, B , 9.807% ,
( 3-month SOFR + 4.25% ), 4/23/29 ............... United States 3,903,019 3,552,157 0.85
12,321,327 2.95
a a a a a a
e
Systems Software
DCert Buyer, Inc. , First Lien, Initial CME Term Loan ,
9.324% , ( 1-month SOFR + 4% ), 10/16/26 .......... United States 1,417,037 1,394,010 0.33
Idera, Inc. , First Lien, CME Term Loan, B1 , 9.272% ,
( 3-month SOFR + 3.75% ), 3/02/28 ............... United States 1,378,153 1,354,042 0.32
Ivanti Software, Inc. ,
First Lien, 2021 Specified Refinancing Term Loan,
9.907%, (3-month SOFR + 4.25%), 12/01/27 ....... United States 911,614 813,045 0.19
First Lien, First Amendment Term Loan, 9.668%,
(3-month SOFR + 4%), 12/01/27 ................ United States 91,922 81,351 0.02
McAfee Corp. , CME Term Loan, B1 , 9.165% , ( 1-month
SOFR + 3.75% ), 3/01/29 ...................... United States 2,732,349 2,620,282 0.63
Precisely Software, Inc. , First Lien, Third Amendment
Term Loan , 9.64% , ( 3-month SOFR + 4% ), 4/24/28 .. United States 853,651 815,344 0.19
Quest Software US Holdings, Inc. , First Lien, Initial CME
Term Loan , 9.783% , ( 3-month SOFR + 4.25% ), 2/01/29 United States 1,280,019 1,017,295 0.24
Sovos Compliance LLC , First Lien, Initial Term Loan ,
9.939% , ( 1-month SOFR + 4.5% ), 8/11/28 ......... United States 1,810,936 1,776,356 0.43
h
Surf Holdings SARL , First Lien, Dollar CME Term Loan ,
8.956% , ( 1-month SOFR + 3.5% ), 3/05/27 ......... Luxembourg 1,500,000 1,492,733 0.36
11,364,458 2.71
a a a a a a
Technology Hardware, Storage & Peripherals
e
Magenta Buyer LLC , First Lien, Initial Term Loan ,
10.631% , ( 3-month SOFR + 5% ), 7/27/28 .......... United States 2,364,596 1,678,130 0.40
Total Senior Floating Rate Interests (Cost $346,115,074) ..................
332,241,970 79.55

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 29 .
a a
Country Shares/Units a Value
% of Net
Assets
a a a a a a
Escrows and Litigation Trusts
a,c
Millennium Corporate Claim Trust, Escrow Account .... United States 6,589,709 $ — 0.00
a,c
Millennium Lender Claim Trust, Escrow Account ...... United States 6,589,709 — 0.00
a,c,i
Onsite Rental Group Operations Pty. Ltd., Escrow
Account ................................... Australia 5,879,078 — 0.00
Total Escrows and Litigation Trusts (Cost $–) ............................
— 0.00
Total Long Term Investments (Cost $403,444,376) ........................
386,071,810 92.44
a
Short Term Investments
a a
Principal
Amount
*
a Value
% of Net
Assets
aa aa aa aa aa aa
Repurchase Agreements
j
Joint Repurchase Agreement, 5.215%, 11/01/23 (Maturity Value
$45,492,708)
BNP Paribas Securities Corp. (Maturity Value $20,977,597)
Deutsche Bank Securities, Inc. (Maturity Value $10,250,417)
HSBC Securities (USA), Inc. (Maturity Value $14,264,694)
Collateralized by U.S. Government Agency Securities, 1.8% - 7.5%,
5/15/27 - 10/20/53; U.S. Government Agency Strips, 2/15/30 - 5/15/46;
U.S. Treasury Bonds, 6.13% - 6.88%, 8/15/25 - 11/15/27; and U.S.
Treasury Notes, 0.38% - 4.75%, 11/30/23 - 8/31/28 (valued at
$46,444,241) ............................................. 45,486,119 45,486,119 10.89
Total Repurchase Agreements (Cost $45,486,119) ........................
45,486,119 10.89
a a a
Total Short Term Investments (Cost $45,486,119 ) .........................
45,486,119 10.89
a
Total Investments (Cost $448,930,495) ..................................
$431,557,929 103.33
Other Assets, less Liabilities ...........................................
(13,927,050) (3.33)
Net Assets ...........................................................
$417,630,879 100.00
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 5 regarding investments in affiliated management investment companies.
c
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2023, the aggregate value of these securities was $20,056,761, representing 4.8% of net assets.
e
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
f
Income may be received in additional securities and/or cash.
g
A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of the settlement and will be based upon a reference index/floor plus a spread.
h
A portion or all of the security purchased on a delayed delivery basis.
i
See Note 3 regarding holdings of 5% voting securities.
j
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At October 31, 2023, all repurchase agreements had been entered into on October 31, 2023.

Franklin Floating Rate Master Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
1. Organization
Franklin Floating Rate Master Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of two separate funds (Funds). The Trust follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S.Generally
Accepted Accounting Principles (U.S.GAAP), including, but not limited to, ASC 946. The shares are exempt from registration under the Securities Act of 1933.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.
The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time or the regularly scheduled close of the
New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s
Board of Trustees (the Board), the Board has designated the Funds’ investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Franklin Floating Rate Master Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
3. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended October 31, 2023, investments in “affiliated companies” were as follows:
1
4. Unfunded Loan Commitments
Certain or all Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily. Funded portions of credit agreements are presented in the Schedules of Investments.
At October 31, 2023, unfunded commitments were as follows:
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of Shares
and Number of
Shares Held at
End
of Period
*
Investment
Income
Franklin Floating Rate Income Fund
Non-Controlled Affiliates
Dividends
Onsite Rental Group
Operations Pty. Ltd.,
Escrow Account .... $ 785,724 $ — $ (788,279) $ (5,867) $ 8,422 $ — 7,733,610 $ 38,115
Quarternorth Energy
Holding Inc ....... 45,978,151 — (38,636,848) — (7,341,303) — — —
Total Affiliated Securities
(Value is —% of Net
Assets) .......... $46,763,875 $— $(39,425,127) $(5,867) $(7,332,881) $— $38,115
Franklin Floating Rate Master Series
Non-Controlled Affiliates
Dividends
Onsite Rental Group
Operations Pty. Ltd.,
Escrow Account .... $597,306 $— $(599,249) $(4,460) $6,403 $— 5,879,078 $28,975
a
Quarternorth Energy
Holding, Inc ....... 12,812,668 — — — —
b
—
b
—
b
—
Total Affiliated Securities
(Value is —% of Net
Assets) .......... $13,409,974 $— $(599,249) $(4,460) $6,403 $— $28,975
a
Includes non-cash dividend/interest received.
b
As of October 31, 2023, no longer an affiliate.
Borrower Unfunded Commitment
Franklin Floating Rate Master Series
Belfor Holdings, Inc. $ 149,495
$ 149,495

Franklin Floating Rate Master Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
5. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
October 31, 2023, investments in affiliated management investment companies were as follows:
6. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of October 31, 2023, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Floating Rate Income Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.035% $48,312,182 $147,523,017 $(183,255,198) $— $— $12,580,001 12,580,001 $463,297
Total Affiliated Securities ... $48,312,182 $147,523,017 $(183,255,198) $— $— $12,580,001 $463,297
Franklin Floating Rate Master Series
Non-Controlled Affiliates
Dividends
Franklin Senior Loan ETF .... $6,781,724 $— $— $— $(39,363) $6,742,361 281,166 $141,320
Total Affiliated Securities ... $6,781,724 $— $— $— $(39,363) $6,742,361 $141,320

Franklin Floating Rate Master Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin Floating Rate Income Fund
Assets:
Investments in Securities:
Common Stocks ......................... $ — $ 2,087,190 $ — $ 2,087,190
Preferred Stocks ......................... — 3,129 — 3,129
Warrants ............................... — — 5,229 5,229
Corporate Bonds ........................ — 2,310,275 — 2,310,275
Senior Floating Rate Interests ............... — 153,612,941 — 153,612,941
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 12,580,001 — — 12,580,001
Total Investments in Securities ........... $12,580,001 $158,013,535 $5,229 $170,598,765
Level 1 Level 2 Level 3 Total
Franklin Floating Rate Master Series
Assets:
Investments in Securities:
Common Stocks ........................ $ — $ 22,762,991 $ — $ 22,762,991
Management Investment Companies ......... 10,594,230 — — 10,594,230
Preferred Stocks ........................ — 3,695 — 3,695
Warrants .............................. — — 600 600
Corporate Bonds ........................ — 20,468,324 — 20,468,324
Senior Floating Rate Interests ............... — 332,241,970 — 332,241,970
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... — 45,486,119 — 45,486,119
Total Investments in Securities ........... $10,594,230 $420,963,099 $600 $431,557,929
Other Financial Instruments:
Unfunded Loan Commitments ............... $ — $ 1,495 $ — $ 1,495
Total Other Financial Instruments ......... $— $1,495 $— $1,495
a
Includes financial instruments determined to have no value.
Cu r rency
USD
United States Dollar
Selected Portfolio
CME
Chicago Mercantile Exchange
ETF
Exchange-Traded Fund
LIBOR
London Interbank Offered Rate
PIK
Payment-In-Kind
SOFR
Secured Overnight Financing Rate
TBD
To Be Determined
6. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.